Tax matters (Tables)	12 Months Ended
Dec. 31, 2018
Tax matters
Schedule of income taxes

	2018	2017	2016
	US$'000	US$'000	US$'000
Consolidated income statement
Current income tax
Current income tax charge/(credit)	22,795	30,491	(14,885)
Adjustments in current income tax in respect of prior years	(865)	753	1,220
Total	21,930	31,244	(13,665)

Deferred tax
Origination and reversal of temporary differences	2,500	(14,857)	(33,030)
Impact of tax rate changes	98	(31,688)	—
Adjustments in deferred tax in respect of prior years	(293)	480	—
Total	2,305	(46,065)	(33,030)

Income tax expense (benefit)	24,235	(14,821)	(46,695)

Schedule of statutory income tax rate

	2018	2017	2016
	US$'000	US$'000	US$'000
Accounting profit/(loss) before income tax	48,808	(20,643)	(405,308)
At weighted effective tax rate of 36% (2017: 31% and 2016: 31%)	17,409	(6,399)	(125,645)
Non-taxable income/(expenses)	(14,856)	96	—
Non-deductible expenses	25,079	18,278	81,648
Movements in unprovided deferred tax	7,620	7,138	15,326
US Tax Reform - federal tax rate change	—	(31,257)	—
Differing territorial tax rates	(2,262)	2	(22,949)
Adjustments in respect of prior periods	(1,038)	1,233	—
Other items	(4,936)	(845)	890
Elimination of effect of interest in joint ventures	1,079	1,458	—
Other permanent differences	1,242	(1,685)	5,196
Incentives and deductions	(6,944)	(3,188)	(1,161)
US State taxes	1,235	348	—
Taxable capital gains	607	—	—
Income tax (expense)/benefit	24,235	(14,821)	(46,695)

Schedule of current tax assets and liabilities

	2018	2017
	US$'000	US$'000
Current tax assets
Income tax receivable	27,404	17,158

Current tax liabilities
Income tax payable	2,335	7,419

Net tax assets	25,069	9,739

Schedule of changes in deferred tax assets and liabilities

Deferred tax assets and liabilities

For the year ended December 31, 2018:

	Opening	Prior Year	Recognised in	Recognised in	Acquisitions/	Exchange	Closing
	Balance	Charge	P&L	Equity/ OCI	Disposals	Differences	Balance
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Intangible assets	(2,442)	1,787	236	—	—	—	(419)
Biological assets	(5,521)	—	2,233	—	—	448	(2,840)
Provisions	25,534	(3,388)	(1,353)	93	210	(1,146)	19,950
Property, plant & equipment	(79,758)	(3,409)	3,562	—	(1,682)	3,002	(78,285)
Inventories	(243)	(3)	(2,673)	256	42	(12)	(2,633)
Hedging Instruments	1,239	15	7	(197)	—	(54)	1,010
Tax losses, incentives & credits	20,723	343	(7,249)	(489)	1,179	(877)	13,630
Partnership interest	(13,373)	(349)	1,197	—	—	—	(12,525)
Other	(6,028)	4,514	770	—	—	66	(678)
Total	(59,869)	(490)	(3,270)	(337)	(251)	1,427	(62,790)

Presented in the statement of financial position as follows:

	2018	2017
	US$'000	US$'000
Deferred tax assets	14,589	5,273
Deferred tax liabilities	77,379	65,142
Net Total Deferred Tax Asset / (Liability)	(62,790)	(59,869)

Schedule of unrecognised deductible temporary differences, unused tax losses and unused tax credits

	2018	2017
	US$'000	US$'000
Unused tax losses	396,119	391,997
Unused tax credits	7,963	8,028
Unrecognised deductible temporary differences	79,377	65,638
Total	483,459	465,663